GOODWILL AND INTANGIBLE ASSETS, NET INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Gross Carrying Amount	$ 83.8	$ 88.3
Definite-lived intangible assets - Accumulated Amortization	(65.4)	(65.7)
Definite-lived intangible assets - Net Carrying Amount	18.4	22.6
Aggregate Amortization Expense	2.9	3.0	$ 11.5
Estimated Aggregate Intangible Asset Amortization Expense
2017	2.1
2018	1.9
2019	1.8
2020	1.8
2021	$ 1.7
Technology, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	7 years
Definite-lived intangible assets - Gross Carrying Amount	$ 17.0	17.3
Definite-lived intangible assets - Accumulated Amortization	(15.7)	(15.7)
Definite-lived intangible assets - Net Carrying Amount	$ 1.3	1.6
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	20 years
Definite-lived intangible assets - Gross Carrying Amount	$ 33.1	34.8
Definite-lived intangible assets - Accumulated Amortization	(25.2)	(24.9)
Definite-lived intangible assets - Net Carrying Amount	$ 7.9	9.9
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	68 years
Definite-lived intangible assets - Gross Carrying Amount	$ 7.9	8.2
Definite-lived intangible assets - Accumulated Amortization	(0.9)	(0.9)
Definite-lived intangible assets - Net Carrying Amount	$ 7.0	7.3
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	6 years
Definite-lived intangible assets - Gross Carrying Amount	$ 25.8	28.0
Definite-lived intangible assets - Accumulated Amortization	(23.6)	(24.2)
Definite-lived intangible assets - Net Carrying Amount	$ 2.2	$ 3.8